Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity.
Schedule of issued capital and authorized shares, all registered and without par value

	Company´s capital is - R$	Common shares	Preferred shares	Class “A” preferred share	Class “C” preferred share	Class “D” preferred share

At December 31, 2017	2,163.4	928,965,058	321,753,720		—	—
At December 31, 2016	1,488.6	928,965,058	—	180,485,574	10,843,792	63,241,900

Schedule of share issuance costs
December 31, 2017

Shared issued costs	68.6
Tax credits from income tax and social contribution	(23.3)

Shared issued costs, net	45.3